Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 704.2	$ 746.6	$ 36.6
Restricted cash	2.9	0.3
Total cash, cash equivalents, and restricted cash	$ 707.1	$ 746.9